UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® Emerging Markets Debt
Central Fund

Semiannual Report

June 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-SANN-0812
1.926208.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.0131%	$ 1,000.00	$ 1,071.60	$ .07
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.80	$ .07

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	13.4	12.6
Turkey	8.0	7.4
Mexico	6.7	7.5
Russia	6.6	6.4
Argentina	6.0	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	7.3	6.4
Venezuelan Republic	7.2	6.8
Petroleos de Venezuela SA	6.2	5.8
Russian Federation	5.9	5.8
Indonesian Republic	4.7	4.3
	31.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Corporate Bonds 32.4%	Corporate Bonds 30.4%
Government Obligations 61.3%	Government Obligations 63.1%
Preferred Securities 0.8%	Preferred Securities 1.1%
Other Investments 0.7%	Other Investments 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 4.6%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.4%
		Principal Amount (b)	Value
Convertible Bonds - 0.5%
Bailiwick of Jersey - 0.2%
Vedanta Resources Jersey II Ltd. 5.5% 7/13/16		$ 200,000	$ 184,000
United Kingdom - 0.3%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		300,000	294,000
TOTAL CONVERTIBLE BONDS			478,000
Nonconvertible Bonds - 31.9%
Argentina - 1.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		354,380	290,592
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		255,000	89,250
Pan American Energy LLC 7.875% 5/7/21 (d)		195,000	164,775
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		982,000	670,215
YPF SA 10% 11/2/28		190,000	186,200
TOTAL ARGENTINA			1,401,032
Brazil - 0.5%
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		400,000	358,000
Votorantim Cimentos SA 7.25% 4/5/41 (d)		200,000	200,500
TOTAL BRAZIL			558,500
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (d)	BRL	850,000	445,419
Canada - 0.7%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (d)		545,000	594,050
Sino-Forest Corp. 6.25% 10/21/17 (a)(d)		420,000	118,650
TOTAL CANADA			712,700
Cayman Islands - 2.2%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (d)		325,000	338,000
Mongolian Mining Corp. 8.875% 3/29/17 (d)		200,000	200,500
Odebrecht Finance Ltd. 7.5% (d)(e)		700,000	719,460
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		355,000	382,609
6.875% 1/20/40		225,000	270,180
8.375% 12/10/18		325,000	402,285
TOTAL CAYMAN ISLANDS			2,313,034
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Chile - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		$ 165,000	$ 170,775
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		200,000	219,250
El Salvador - 0.5%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		500,000	514,375
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (d)		200,000	197,500
JSC Georgian Railway 7.75% 7/11/22 (d)		200,000	200,250
TOTAL GEORGIA			397,750
Germany - 0.3%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		275,000	288,750
Indonesia - 1.2%
Indo Energy Finance BV 7% 5/7/18 (d)		200,000	195,000
PT Adaro Indonesia 7.625% 10/22/19 (d)		250,000	263,760
PT Pertamina Persero:
4.875% 5/3/22 (d)		200,000	200,000
5.25% 5/23/21 (d)		235,000	242,050
6% 5/3/42 (d)		200,000	197,500
6.5% 5/27/41 (d)		200,000	209,500
TOTAL INDONESIA			1,307,810
Ireland - 1.1%
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		200,000	192,500
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (d)		220,000	227,700
6.025% 7/5/22 (d)		200,000	201,760
6.8% 11/22/25 (d)		175,000	182,875
6.902% 7/9/20 (d)		365,000	396,025
TOTAL IRELAND			1,200,860
Kazakhstan - 0.7%
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		120,000	117,750
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		600,000	597,000
TOTAL KAZAKHSTAN			714,750
Luxembourg - 2.4%
Alrosa Finance SA 7.75% 11/3/20 (d)		200,000	209,500
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	210,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
EVRAZ Group SA:
7.4% 4/24/17 (d)		$ 200,000	$ 196,036
8.25% 11/10/15 (d)		500,000	523,750
MHP SA 10.25% 4/29/15 (d)		245,000	233,975
RSHB Capital SA 6% 6/3/21 (d)		200,000	196,500
TMK Capital SA 7.75% 1/27/18		200,000	187,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		710,000	740,175
TOTAL LUXEMBOURG			2,496,936
Mexico - 3.5%
Alestra SA de RL de CV 11.75% 8/11/14		525,000	588,000
Gruma SAB de CV 7.75% (Reg. S) (e)		350,000	350,000
Petroleos Mexicanos:
4.875% 1/24/22 (d)		260,000	282,100
5.5% 1/21/21		225,000	255,375
5.5% 6/27/44 (d)		245,000	251,738
6% 3/5/20		225,000	262,406
6.5% 6/2/41		150,000	175,125
6.5% 6/2/41 (d)		165,000	194,288
6.625% (d)(e)		930,000	948,600
8% 5/3/19		200,000	256,500
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		200,000	202,500
TOTAL MEXICO			3,766,632
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		200,000	200,000
Multi-National - 0.6%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	194,000
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	80,000,000	464,516
TOTAL MULTI-NATIONAL			658,516
Netherlands - 3.2%
DTEK Finance BV 9.5% 4/28/15 (d)		125,000	121,250
HSBK (Europe) BV:
7.25% 5/3/17 (d)		400,000	401,000
9.25% 10/16/13 (d)		200,000	207,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Netherlands - continued
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 125,000	$ 134,375
JSC Kazkommertsbank BV 8% 11/3/15 (d)		275,000	254,375
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		200,000	220,500
7% 5/5/20 (d)		225,000	255,938
9.125% 7/2/18 (d)		275,000	341,358
11.75% 1/23/15 (d)		250,000	297,500
Listrindo Capital BV 6.95% 2/21/19 (d)		200,000	206,000
Majapahit Holding BV:
7.75% 1/20/20 (d)		250,000	298,125
8% 8/7/19 (d)		175,000	210,000
Metinvest BV 10.25% 5/20/15 (d)		225,000	220,500
VimpelCom Holdings BV 7.5043% 3/1/22 (d)		280,000	262,500
TOTAL NETHERLANDS			3,430,421
Pakistan - 0.7%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		800,000	778,000
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (d)		225,000	229,500
Philippines - 0.7%
Development Bank of Philippines 8.375% (e)(f)		485,000	521,375
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (d)		200,000	257,500
TOTAL PHILIPPINES			778,875
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		675,000	774,563
Turkey - 0.7%
Akbank T.A.S.:
5.125% 7/22/15 (d)		375,000	379,219
6.5% 3/9/18 (d)		150,000	156,375
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (d)		200,000	202,000
TOTAL TURKEY			737,594
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		275,000	262,295
United Kingdom - 0.8%
Afren PLC 11.5% 2/1/16 (d)		200,000	211,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		$ 425,000	$ 380,375
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		375,000	288,750
TOTAL UNITED KINGDOM			880,625
United States of America - 1.8%
Braskem America Finance Co. 7.125% 7/22/41 (d)		155,000	155,000
NII Capital Corp. 8.875% 12/15/19		160,000	145,600
Pemex Project Funding Master Trust:
5.75% 3/1/18		380,000	430,350
6.625% 6/15/35		860,000	1,032,000
Southern Copper Corp. 6.75% 4/16/40		175,000	187,056
TOTAL UNITED STATES OF AMERICA			1,950,006
US Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (d)(e)		200,000	199,000
Venezuela - 6.2%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,600,000	1,376,000
5% 10/28/15		215,000	167,163
5.375% 4/12/27		665,000	380,713
5.5% 4/12/37		310,000	175,925
8% 11/17/13		255,000	253,725
8.5% 11/2/17 (d)		3,275,000	2,652,750
9% 11/17/21 (Reg. S)		535,000	391,888
12.75% 2/17/22 (d)		1,225,000	1,151,500
TOTAL VENEZUELA			6,549,664
TOTAL NONCONVERTIBLE BONDS			33,937,632
TOTAL CORPORATE BONDS (Cost $34,248,742)			34,415,632
Government Obligations - 61.3%
		Principal Amount (b)	Value
Argentina - 4.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 553,725	$ 362,691
2.5% 12/31/38 (c)		880,000	283,800
7% 9/12/13		1,865,000	1,643,428
7% 10/3/15		2,070,000	1,565,955
City of Buenos Aires 12.5% 4/6/15 (d)		925,000	804,750
Provincia de Cordoba 12.375% 8/17/17 (d)		550,000	324,500
TOTAL ARGENTINA			4,985,124
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (d)		225,000	261,000
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		810,000	791,775
8.95% 1/26/18		460,000	423,798
TOTAL BELARUS			1,215,573
Brazil - 2.4%
Brazilian Federative Republic:
7.125% 1/20/37		490,000	708,687
8.25% 1/20/34		265,000	418,700
10.125% 5/15/27		460,000	780,850
12.25% 3/6/30		320,000	632,800
TOTAL BRAZIL			2,541,037
Colombia - 2.0%
Colombian Republic:
6.125% 1/18/41		315,000	413,438
7.375% 9/18/37		325,000	482,625
10.375% 1/28/33		510,000	910,350
11.75% 2/25/20		200,000	321,000
TOTAL COLOMBIA			2,127,413
Congo - 0.5%
Congo Republic 3% 6/30/29 (c)		665,000	492,100
Croatia - 1.7%
Croatia Republic:
6.25% 4/27/17 (d)		755,000	751,225
6.375% 3/24/21 (d)		450,000	435,960
Government Obligations - continued
		Principal Amount (b)	Value
Croatia - continued
Croatia Republic: - continued
6.625% 7/14/20 (d)		$ 275,000	$ 271,563
6.75% 11/5/19 (d)		300,000	303,000
TOTAL CROATIA			1,761,748
Dominican Republic - 0.9%
Dominican Republic:
1.2754% 8/30/24 (f)		250,000	225,000
7.5% 5/6/21 (d)		450,000	480,375
9.04% 1/23/18 (d)		218,595	245,373
TOTAL DOMINICAN REPUBLIC			950,748
Egypt - 0.1%
Arab Republic of Egypt 6.875% 4/30/40 (d)		100,000	86,000
El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19 (d)		50,000	55,250
7.625% 2/1/41 (d)		150,000	157,725
7.65% 6/15/35 (Reg. S)		125,000	131,250
8.25% 4/10/32 (Reg. S)		100,000	111,500
TOTAL EL SALVADOR			455,725
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (d)		150,000	178,125
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (d)		445,000	473,925
Ghana - 0.7%
Ghana Republic:
8.5% 10/4/17 (d)		200,000	222,000
14.99% 3/11/13	GHS	1,000,000	493,098
TOTAL GHANA			715,098
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (d)		200,000	207,000
Hungary - 1.5%
Hungarian Republic:
4.75% 2/3/15		1,010,000	969,600
7.625% 3/29/41		662,000	648,760
TOTAL HUNGARY			1,618,360
Government Obligations - continued
		Principal Amount (b)	Value
Iceland - 0.3%
Republic of Iceland 5.875% 5/11/22 (d)		$ 280,000	$ 275,108
Indonesia - 4.0%
Indonesian Republic:
4.875% 5/5/21 (d)		500,000	543,750
5.25% 1/17/42 (d)		510,000	532,338
5.875% 3/13/20 (d)		425,000	487,688
6.625% 2/17/37 (d)		275,000	339,625
6.875% 1/17/18 (d)		250,000	295,625
7.75% 1/17/38 (d)		425,000	585,438
8.5% 10/12/35 (Reg. S)		450,000	657,000
11.625% 3/4/19 (d)		550,000	807,125
TOTAL INDONESIA			4,248,589
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	660,000
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	194,000
Latvia - 0.2%
Latvian Republic 5.25% 2/22/17 (d)		250,000	259,063
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		775,500	759,990
5.15% 11/12/18		100,000	98,750
TOTAL LEBANON			858,740
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (d)		320,000	351,200
6.625% 2/1/22 (d)		200,000	229,000
7.375% 2/11/20 (d)		425,000	503,625
TOTAL LITHUANIA			1,083,825
Mexico - 3.2%
United Mexican States:
4.75% 3/8/44		200,000	215,000
5.125% 1/15/20		352,000	412,544
5.75% 10/12/2110		441,000	503,843
6.05% 1/11/40		736,000	945,760
6.75% 9/27/34		565,000	768,400
Government Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.5% 4/8/33		$ 200,000	$ 291,500
8.3% 8/15/31		190,000	294,025
TOTAL MEXICO			3,431,072
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (d)		250,000	259,615
Nigeria - 0.3%
Republic of Nigeria:
0% 3/7/13	NGN	22,000,000	120,486
6.75% 1/28/21 (d)		150,000	162,000
TOTAL NIGERIA			282,486
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		875,000	756,875
Peru - 1.6%
Peruvian Republic:
3% 3/7/27 (c)		380,000	364,800
5.625% 11/18/50		260,000	316,550
7.35% 7/21/25		175,000	245,000
8.75% 11/21/33		470,000	771,975
TOTAL PERU			1,698,325
Philippines - 2.4%
Philippine Republic:
7.5% 9/25/24		100,000	132,750
7.75% 1/14/31		420,000	597,450
9.5% 2/2/30		530,000	859,289
9.875% 1/15/19		195,000	275,925
10.625% 3/16/25		415,000	686,825
TOTAL PHILIPPINES			2,552,239
Poland - 0.6%
Polish Government:
5% 3/23/22		195,000	213,038
6.375% 7/15/19		400,000	472,000
TOTAL POLAND			685,038
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (d)		220,000	260,150
Government Obligations - continued
		Principal Amount (b)	Value
Romania - 0.5%
Romanian Republic 6.75% 2/7/22 (d)		$ 484,000	$ 505,780
Russia - 5.9%
Russian Federation:
3.25% 4/4/17 (d)		200,000	201,000
4.5% 4/4/22 (d)		200,000	209,760
5.625% 4/4/42 (d)		400,000	427,520
7.5% 3/31/30 (Reg. S)		2,914,100	3,493,412
11% 7/24/18 (Reg. S)		190,000	266,000
12.75% 6/24/28 (Reg. S)		940,000	1,692,000
TOTAL RUSSIA			6,289,692
Serbia - 1.5%
Republic of Serbia 6.75% 11/1/24 (d)		1,683,334	1,611,792
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (d)		280,000	273,000
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		450,000	460,125
6.25% 7/27/21 (d)		200,000	204,000
7.4% 1/22/15 (d)		425,000	455,813
TOTAL SRI LANKA			1,119,938
Turkey - 7.3%
Turkish Republic:
0% 5/15/13	TRY	430,000	220,718
5.125% 3/25/22		220,000	229,636
5.625% 3/30/21		325,000	355,063
6% 1/14/41		445,000	468,363
6.25% 9/26/22		205,000	231,917
6.75% 4/3/18		500,000	574,400
6.75% 5/30/40		400,000	466,000
6.875% 3/17/36		645,000	760,326
7% 9/26/16		350,000	395,850
7.25% 3/15/15		500,000	551,250
7.25% 3/5/38		475,000	584,868
7.375% 2/5/25		700,000	868,000
7.5% 7/14/17		500,000	585,000
7.5% 11/7/19		400,000	484,520
Government Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 140,000	$ 184,982
11.875% 1/15/30		425,000	752,803
TOTAL TURKEY			7,713,696
Ukraine - 1.6%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		500,000	420,000
Ukraine Government:
7.65% 6/11/13 (d)		795,000	781,088
7.75% 9/23/20 (d)		300,000	270,750
7.95% 2/23/21 (d)		300,000	274,500
TOTAL UKRAINE			1,746,338
United States of America - 0.7%
U.S. Treasury Bonds 3% 5/15/42		718,000	753,676
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		400,000	581,999
Venezuela - 7.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		5,800	169,650
6% 12/9/20		350,000	238,000
7% 3/31/38		300,000	195,000
7.75% 10/13/19 (Reg. S)		480,000	369,600
8.5% 10/8/14		365,000	360,438
9% 5/7/23 (Reg. S)		1,350,000	1,039,500
9.25% 9/15/27		850,000	692,750
9.25% 5/7/28 (Reg. S)		410,000	310,575
9.375% 1/13/34		460,000	351,900
10.75% 9/19/13		420,000	430,500
11.75% 10/21/26 (Reg. S)		740,000	653,050
11.95% 8/5/31 (Reg. S)		1,090,000	964,650
12.75% 8/23/22		1,590,000	1,526,400
13.625% 8/15/18		365,000	370,475
TOTAL VENEZUELA			7,672,488
Vietnam - 1.3%
Vietnamese Socialist Republic:
1.5567% 3/12/16 (f)		295,652	263,130
Government Obligations - continued
		Principal Amount (b)	Value
Vietnam - continued
Vietnamese Socialist Republic: - continued
4% 3/12/28 (c)		$ 1,100,000	$ 891,000
6.875% 1/15/16 (d)		225,000	239,063
TOTAL VIETNAM			1,393,193
TOTAL GOVERNMENT OBLIGATIONS (Cost $62,897,091)			65,235,693
Sovereign Loan Participations - 0.7%

Indonesia - 0.7%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (f) (Cost $770,238)		805,556	753,194
Preferred Securities - 0.8%

Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)	370,000	397,699
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (e)	500,000	496,969
TOTAL PREFERRED SECURITIES (Cost $890,110)		894,668
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $98,806,181)		101,299,187
NET OTHER ASSETS (LIABILITIES) - 4.8%		5,056,503
NET ASSETS - 100%		$ 106,355,690
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing - Security is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,784,057 or 38.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,647
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 34,415,632	$ -	$ 34,415,632	$ -
Government Obligations	65,235,693	-	65,235,693	-
Sovereign Loan Participations	753,194	-	-	753,194
Preferred Securities	894,668	-	894,668	-
Total Investments in Securities:	$ 101,299,187	$ -	$ 100,545,993	$ 753,194
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,943,345
Total Realized Gain (Loss)	3,675
Total Unrealized Gain (Loss)	(5,107)
Cost of Purchases	-
Proceeds of Sales	(83,333)
Amortization/Accretion	2,403
Transfers in to Level 3	-
Transfers out of Level 3	(1,107,789)
Ending Balance	$ 753,194
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ (5,107)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in to Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.7%
AAA,AA,A	2.7%
BBB	32.3%
BB	22.9%
B	26.3%
Not Rated	10.3%
Short-Term Investments and Net Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $98,806,181)		$ 101,299,187
Receivable for investments sold		5,556,835
Receivable for fund shares sold		21,233
Interest receivable		1,953,792
Distributions receivable from Fidelity Central Funds		289
Total assets		108,831,336

Liabilities
Payable to custodian bank	$ 1,020,379
Payable for investments purchased	1,414,358
Payable for fund shares redeemed	37,123
Other payables and accrued expenses	3,786
Total liabilities		2,475,646

Net Assets		$ 106,355,690
Net Assets consist of:
Paid in capital		$ 102,626,271
Undistributed net investment income		666,245
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		572,510
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,490,664
Net Assets, for 10,277,669 shares outstanding		$ 106,355,690
Net Asset Value, offering price and redemption price per share ($106,355,690 ÷ 10,277,669 shares)		$ 10.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 55,588
Interest		4,017,080
Income from Fidelity Central Funds		1,647
Total income		4,074,315

Expenses
Custodian fees and expenses	$ 7,385
Independent trustees' compensation	364
Total expenses before reductions	7,749
Expense reductions	(393)	7,356
Net investment income (loss)		4,066,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	605,409
Foreign currency transactions	(4,210)
Total net realized gain (loss)		601,199
Change in net unrealized appreciation (depreciation) on: Investment securities	3,270,374
Assets and liabilities in foreign currencies	(1,357)
Total change in net unrealized appreciation (depreciation)		3,269,017
Net gain (loss)		3,870,216
Net increase (decrease) in net assets resulting from operations		$ 7,937,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	For the period March 17, 2011 (commencement of operations) to December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,066,959	$ 5,554,461
Net realized gain (loss)	601,199	398,227
Change in net unrealized appreciation (depreciation)	3,269,017	(778,353)
Net increase (decrease) in net assets resulting from operations	7,937,175	5,174,335
Distributions to shareholders from net investment income	(3,717,124)	(5,186,060)
Distributions to shareholders from net realized gain	(22,530)	(437,070)
Total distributions	(3,739,654)	(5,623,130)
Share transactions Proceeds from sales of shares	5,518,769	112,048,525
Reinvestment of distributions	3,739,654	5,623,130
Cost of shares redeemed	(18,636,986)	(5,686,128)
Net increase (decrease) in net assets resulting from share transactions	(9,378,563)	111,985,527
Total increase (decrease) in net assets	(5,181,042)	111,536,732

Net Assets
Beginning of period	$ 111,536,732	$ -
End of period (including undistributed net investment income of $666,245 and undistributed net investment income of $316,410, respectively)	$ 106,355,690	$ 111,536,732
Other Information Shares
Sold	541,109	11,187,337
Issued in reinvestment of distributions	361,149	559,700
Redeemed	(1,804,416)	(567,210)
Net increase (decrease)	(902,158)	11,179,827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.370	.526
Net realized and unrealized gain (loss)	.358	(.017)
Total from investment operations	.728	.509
Distributions from net investment income	(.356)	(.489)
Distributions from net realized gain	(.002)	(.040)
Total distributions	(.358)	(.529)
Net asset value, end of period	$ 10.35	$ 9.98
Total Return B, C	7.16%	5.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.02% A
Expenses net of fee waivers, if any	.01% A	.02% A
Expenses net of all reductions	.01% A	.02% A
Net investment income (loss)	7.20% A	6.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,356	$ 111,537
Portfolio turnover rate F	57% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

June 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,701,045
Gross unrealized depreciation	(2,719,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,981,274

Tax cost	$ 98,317,913

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $23,095,731 and $31,906,398, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $364.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012